Earnings Per Share (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Earnings Per Share [Abstract]
Net earnings for basic and dilutive earnings per share	$ 45.8	$ 65.9	$ 39.1	$ 110.4	$ 84.8	$ 104.0	$ 88.5	$ 125.7	$ 261.2	$ 403.0	$ 297.8
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average shares for basic earnings per share									69.6	70.0	62.4
Effect of dilutive securities:
Stock options									0.2	0.2	0.4
Restricted stock equivalents									0.5	0.3	0.3
Total dilutive securities									0.7	0.5	0.7
Weighted-average shares for diluted earnings per share									70.3	70.5	63.1
Basic net earnings per share	$ 0.67	$ 0.95	$ 0.56	$ 1.56	$ 1.21	$ 1.48	$ 1.27	$ 1.80	$ 3.75	$ 5.76	$ 4.77
Diluted net earnings per share	$ 0.67	$ 0.94	$ 0.55	$ 1.55	$ 1.20	$ 1.47	$ 1.25	$ 1.78	$ 3.72	$ 5.72	$ 4.72
Antidilutive securities excluded from computation of EPS									0.7	1.2	0.8